[Ameritas Logo]
Ameritas Life Insurance Corp.
5900 "O" Street / Lincoln, NE  68510


February 27, 2013

                                                Via EDGAR and Overnight Delivery

Michelle Roberts, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


Re:     Ameritas Life Insurance Corp.
        Ameritas Variable Separate Account VA-2, 1940 Act Registration No. 811-05192
        Medley! Flexible Premium Deferred Variable Annuity, 1933 Act Registration No. 333-142483
        Post-Effective Amendment No. 18 on Form N-4

        Request for Selective Review Pursuant to Securities Act Release No. 6510 and Investment Company Act Release No. 13768

Dear Ms. Roberts:

We are submitting this Post-Effective Amendment ("Amendment") on behalf of Ameritas Life Insurance Corp. ("Depositor" and "Ameritas Life") and Ameritas Variable Separate Account VA-2 ("Registrant" and "Separate Account"). The proposed effective date for this filing is May 1, 2013.

The Registrant requests selective review of this Amendment pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

(i) Material provisions of this registration were reviewed by the staff of the Division of Investment Management's Office of Insurance Products, with the exception of the revisions specified in this letter, as Registration Statement No. 333-142483 Post-Effective Amendment No. 14 filed under Rule 485(a) on January 20, 2012. Since that filing, two amendments to designate new effective dates for previously filed post-effective amendments were filed pursuant to Rule 485(b)(1)(iii) and an annual updating amendment was submitted under Rule 485(b); these Post-Effective Amendments Nos. 15, 16, and 17 were filed on March 16, 2012, April 10, 2012, and April 19, 2012, respectively.

(ii) Post-Effective Amendment No. 1 to Registration No. 333-182090 also serves as precedent for this Amendment.

(iii)Material changes in this Amendment are to:
     (a) Change current charges for the mortality and expense risk and administrative expense fees (guaranteed maximum fees will remain the same); and
     (b) Add Non-Program GLWB Models, which may be available for Policies sold with Guaranteed Lifetime Withdrawal Benefit ("GLWB") riders on and after May 1, 2013.
     These changes are consistent with other provisions of this Registration No. 333-142483, the December 31, 2012 Amendment No. 1 to Registration No. 333-182090, and our responses to staff comments received February 13, 2013, for Amendment No. 1 to Registration No. 333-182090.

(iv) Changes from the last Rule 485(b) amendment for this Registration No. 333-142483, as discussed below, are marked in redline in the courtesy copies of the prospectus and Statement of Additional Information ("SAI") for this Amendment, which are enclosed.

(v) The prospectus INVESTMENT OPTIONS and POLICY DISTRIBUTIONS sections and the SAI Asset Allocation Program section are revised for the material changes, as follows:

     (a) Pages 5-6, 10-11. We revised the CHARGES section and the Examples of Expenses sub-section to state increases in the mortality and expense risk charge and the administrative expense fee.
     (b)  1. Page 22. Inserted a Possible Allocations Chart section.
          2.   Pages 22-25. Revised the Asset Allocation Program section.
          3.   Pages 25-26. Added a new section for Non-Program GLWB Models.
          4. Pages 42-43. Added disclosure relating to the Non-Program GLWB Models to the GLWB Rider section, Asset Allocation, and made other revisions consistent with SEC comments on Amendment No. 1 to Registration No. 333-182090.
          5.   SAI Page 6. Added a paragraph for Non-Program Models.

Other revisions made to the prospectus and SAI since the last amendment include (Note, since this Registrant has one SAI for all products, the SAI for this product is the same as filed for Registration No. 333-182090, so some SAI revisions noted do not appear in redline, as they were made in earlier filings noted above):

1. Page 1 and Last Page of prospectus; SAI Page 1. Updated the effective date to May 1, 2013.

2. Pages 1, 3, 27, 28, and 38; SAI Page 2. Revised the product name to "Medley!" consistent with the SEC class identifier for this product.

3. Pages 1, 7-9, 10-11, and 15-17. Updated some fund and portfolio names and added new portfolios. However, further changes to charts on these pages for names of funds, portfolios, advisers, portfolio expenses as of December 31, 2012, portfolio objectives as of May 1, 2013, and the Examples of Expenses charts will be based on information provided by the fund companies and made in a subsequent amendment.

4. Page 1. Revised footnotes to the portfolio chart, to reference specific other sections.

5. Pages 1, Last Page, and SAI Page 6. Deleted specific steps on how to locate the prospectus from Page 1, since former instructions no longer match the SEC web page. Detailed instructions to locate the prospectus through the SEC website are updated on the Last Page and SAI Page 6.

6. Pages 1 and 4. Added disclosure relating to guarantees. This is consistent with a comment in the SEC letter for the initial filing of Registration No. 333-182091 dated July 20, 2012, and our response in the Pre-Effective Amendment for Registration No. 333-182091, filed August 27, 2012.

7. Pages 1, 3, and SAI Page 1. Added the term "Company" to the short cites and definition for Ameritas Life Insurance Corp., and re-ordered definitions based on this change.

8. Page 2 and SAI Pages 1 and 6. Added disclosure about registered service marks used in the prospectus and SAI.

9. Page 2. Updated the table of contents. These changes include adding names of new sections described in Item (v), above, and repagination. Page number revisions are not in redline.

10. Page 3. Added a sentence describing use of lower case pronouns used in certain definitions. Revised the definition of the term "Policy Date" to include a reference to the fact that the application must be received "in good order," consistent with staff comments for Registration No. 333-182090 received February 13, 2013. Also added a definition for the term "Annuitant," as used in the Policy for the product, and capitalized all applicable uses of the term throughout the prospectus.

11. Pages 3, 5, 28, 29, 38, 41, and SAI Page 2. Added disclosure that Medley! is no longer offered for new sales on pages 3 and 28; deleted a paragraph on "Right to Examine," page 29; and revised other text relating to the Policy or its features to past tense, including conditions for how the GLWB rider may have been issued, on page 41.

12. Page 4. Added a statement that prior approval is required if an owner or annuitant has more than $1 million total premium of annuities with the Depositor. This requirement is stated in the Policy.

13. Pages 5, 13, and 18. We removed the word "may" since a transfer fee is currently charged.

14. Pages 5 and 48. Revised disclosure that we discontinued issuing new 403(b)(TSA) Policies on June 30, 2012.

15.  Page 6. Revised a footnote for GLWB Rider fees to past tense.

16. Page 13. Added the sentence "If you have purchased the optional Minimum Initial Premium Rider, the Minimum Initial Premium Rider Annual Policy Fee will be waived in all years after your Policy value is at least $50,000." This change is consistent with our responses to staff comments received February 13, 2013, for Amendment No. 1 to Registration No. 333-182090.

17. Page 14. Modified the description of GLWB rider charges for the possibility of deduction from a model consisting of a single investment option (such as Non-Program GLWB Models), consistent with our responses to staff comments received February 13, 2013, for Amendment No. 1 to Registration No. 333-182090.

18. Page 15. Added a sentence to list other terms that may be used to describe the underlying investments. This change is consistent with Post-Effective Amendment No. 1 to Registration No. 333-182090, filed December 31, 2012.

19. Pages 15, 16, 17, 22-24, and SAI Pages 2 and 4. Updated the name of our affiliate, Summit Investment Advisors, which is planned to be renamed "Ameritas Investment Partners, Inc." on or about April 30, 2013.

20. Pages 17, 24, 49 and SAI Pages 1 and 2. Revised the footnote to the underlying portfolios objectives chart to incorporate the ultimate holding company's change in name from "UNIFI" to "Ameritas" (notice of which was filed by a Supplement dated May 2, 2012). Changed other references to "UNIFI" to "Ameritas," consistent with this name change. Also revised the footnote to the investment objectives chart on page 17, using shorter sentences consistent with plain English standards.

21. Page 23. Revised disclosure to state that model performance is updated monthly.

22. Page 28. Added a sentence stating that we may reject any premium for regulatory reasons or if it does not meet the requirements of the Policy. This is consistent with the additional comment we received from the SEC August 22, 2012, for Registration No. 333-182090 and documented in Correspondence dated August 23, 2012, as well as the Pre-Effective Amendment for Registration No. 333-182090 filed August 27, 2012. The statement in this Amendment is limited to premium (and not applications) since, as discussed in Item 10, above, this product is no longer for sale.

23. Pages 36-37, 38-39, 44 and 45. Added numerical examples to the Optional Death Benefits Riders section and further clarified text at pages 36-37; revised numerical examples in the Optional Estate Protection Benefit Riders section, pages 38-39, to use the defined terms relating to the rider and omit redundancy; and added numerical examples to the GLWB section, pages 44 and 45, showing the effect of partial withdrawals. We emphasize that the numbers used are assumptions and actual results will depend on Policy experience. These changes are consistent with our August 2, 2012 response to an SEC comment received July 20, 2012 for Registration No. 333-182090.

24. Page 42. Added disclosure clarifying the earliest the GLWB rider may be activated, and clarifying when certain service forms must be included.

25. Pages 43, 47-48 and Appendix B. The Federal Income Tax Matters section and Appendix B on Tax-Qualified Plan Disclosures were reviewed by our tax attorney. Based on his comments, two references to a "Regular IRA" were changed to "Traditional IRA" on page 43, and Appendix B was updated, accordingly.

26.  Page 46. Corrected the reference to another section title.

27. Page 49. The About Our Company section is updated for current business activity and the Distribution of the Policies section is updated for 2012 information.

28. APPENDIX A is updated for accumulation units and unit values as of December 31, 2012.

29. SAI Pages 1-2. The SERVICES and UNDERWRITER sections are updated for amounts the Depositor paid on behalf of the Registrant. The SERVICES section will be updated for further information related to financial statements in a subsequent amendment.

30. SAI Page 6. The FINANCIAL STATEMENTS section will be updated by a subsequent amendment.

31. Minor corrections of punctuation and text were made on prospectus Pages 1, 4, 5, 6, 15, 16, 17, 18, 20, 21, 33, 42, 44, 49, and on SAI Pages 1 and 2.

We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers
Vice President & Associate General Counsel, Variable Contracts & AIC

Enclosure